Goodwill And Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Changes In Carrying Amount Of Goodwill

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period
Goodwill	¥2,103,948	¥2,094,839
Accumulated impairment losses	(1,740,556)	(1,740,556)

	363,392	354,283

Foreign currency translation adjustments and other	(2,620)	3,834

Balance at end of period
Goodwill	2,101,328	2,098,673
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥360,772	¥358,117

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	March 31, 2012	September 30, 2012
	(in millions)
Intangible assets subject to amortization:
Software	¥526,184	¥521,590
Core deposit intangibles	211,618	193,920
Customer relationships	105,949	100,358
Trade names	38,988	38,102
Other	1,458	1,450

Total	884,197	855,420
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,249	9,405

Total	12,286	12,442

Total	¥896,483	¥867,862